STAFF COSTS - Executive management (Details) $ in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)
Total staff costs
Executive management remuneration	$ 2,500	$ 3,300	$ 3,200
Salary	38,800	42,100	42,300
Jacob Meldgaard | TORM A/S
Total staff costs
Salary		1,161	1,052
Taxable benefits		44	41
Annual performance bonus		1,161	1,262
Total		2,366	2,355
Jacob Meldgaard | TORM A/S | RSU grant in 2022 [Member]
Total staff costs
Salary	1,040
Taxable benefits	39
Annual performance bonus	593
Total	1,672
Jacob Meldgaard | TORM PLC
Total staff costs
Salary		82	77
Total		$ 82	77
Jacob Meldgaard | TORM PLC | RSU grant in 2022 [Member]
Total staff costs
Salary	72
Total	$ 72
Jacob Meldgaard | Torm A/S Adjustment
Total staff costs
Annual performance bonus			(125)
Total			(125)
CEO
Total staff costs
Annual performance bonus			1,100	kr 7.0
Estimated annual performance bonus			$ 1,262	kr 8.4
Percentage of estimated annual bonus on base salary			120.00%	120.00%
Percentage of annual bonus on base salary			100.00%	100.00%